Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
As of January	$ 1,522,708,449	$ 1,273,987,695
Additions	147,710,728	151,398,096
Additions for business combinations (cost)		177,256,928
Additions for business combinations (depreciation)		(162,589,072)
Transfers
Transfers to Non-current assets of disposal groups classified as held for sale (cost)	(517,090)	(506,853)
Conversion effect historic (cost)	(266,750,184)	(29,594,698)
Write off (cost)	(12,328,275)	(7,417,284)
Write off (depreciation)	11,545,169	7,087,979
Capitalized interests	531,149	897,679
Depreciation	(136,088,914)	(134,583,893)
Conversion effect (depreciation)	108,544,917	9,825,088
Others increases (decreases)	85,719,710	238,100,872
Divestitures (cost)	(30,560,482)	(22,079,661)
Divestitures (depreciation)	29,403,245	20,925,573
Sub-Total	(62,495,597)	248,720,754
Book Value	1,460,212,852	1,522,708,449
Additions for business combinations (depreciation)	294,430
As of December	1,460,212,852	1,522,708,449
Land Buildings And Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	659,078,105	561,181,361
Additions
Additions for business combinations (cost)		88,470,136
Additions for business combinations (depreciation)		(84,333,663)
Transfers	33,086,048	62,753,106
Transfers to Non-current assets of disposal groups classified as held for sale (cost)		(506,853)
Conversion effect historic (cost)	(85,404,558)	(9,232,020)
Write off (cost)	(149,371)	(83,937)
Write off (depreciation)	149,371	82,156
Capitalized interests
Depreciation	(30,797,292)	(27,890,418)
Conversion effect (depreciation)	33,475,674	5,517,420
Others increases (decreases)	26,502,199	63,120,877
Divestitures (cost)	(644,540)	(140,144)
Divestitures (depreciation)	539,501	140,084
Sub-Total	(23,242,968)	97,896,744
Book Value	635,835,137	659,078,105
Additions for business combinations (depreciation)
As of December	635,835,137	659,078,105
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	507,702,150	369,649,055
Additions
Additions for business combinations (cost)		72,966,245
Additions for business combinations (depreciation)		(67,937,215)
Transfers	36,115,078	85,199,469
Transfers to Non-current assets of disposal groups classified as held for sale (cost)	(517,090)
Conversion effect historic (cost)	(114,034,032)	(13,285,027)
Write off (cost)	(4,751,321)	(2,982,441)
Write off (depreciation)	4,330,509	2,799,668
Capitalized interests
Depreciation	(48,362,647)	(47,667,987)
Conversion effect (depreciation)	44,851,318	3,330,929
Others increases (decreases)	40,595,466	105,791,787
Divestitures (cost)	(3,289,870)	(978,499)
Divestitures (depreciation)	3,232,368	816,166
Sub-Total	(41,535,791)	138,053,095
Book Value	466,166,359	507,702,150
Additions for business combinations (depreciation)	294,430
As of December	466,166,359	507,702,150
Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
As of January	97,929,657	72,997,087
Additions
Additions for business combinations (cost)		2,649,396
Additions for business combinations (depreciation)		(2,480,683)
Transfers	22,286,214	18,204,523
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(46,564,513)	(5,496,314)
Write off (cost)	(756,525)	(2,818,278)
Write off (depreciation)	561,624	2,714,634
Capitalized interests
Depreciation	(26,299,986)	(29,209,087)
Conversion effect (depreciation)	22,785,164	1,335,164
Others increases (decreases)	13,255,817	40,340,406
Divestitures (cost)	(9,816,224)	(9,870,685)
Divestitures (depreciation)	9,819,910	9,563,494
Sub-Total	(14,728,519)	24,932,570
Book Value	83,201,138	97,929,657
Additions for business combinations (depreciation)
As of December	83,201,138	97,929,657
Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	64,331,235	52,780,774
Additions
Additions for business combinations (cost)		8,561,542
Additions for business combinations (depreciation)		(5,769,867)
Transfers	24,009,038	21,287,171
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(8,518,675)	330,494
Write off (cost)	(6,363,621)	(1,010,239)
Write off (depreciation)	6,208,175	993,355
Capitalized interests
Depreciation	(17,271,536)	(17,226,695)
Conversion effect (depreciation)	4,953,921	(402,828)
Others increases (decreases)	1,607,867	4,979,101
Divestitures (cost)	(11,024,285)	(7,368,902)
Divestitures (depreciation)	10,860,913	7,177,329
Sub-Total	4,461,797	11,550,461
Book Value	68,793,032	64,331,235
Additions for business combinations (depreciation)
As of December	68,793,032	64,331,235
Assets Under Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	120,973,884	159,155,584
Additions	147,710,728	151,398,096
Additions for business combinations (cost)		551,780
Additions for business combinations (depreciation)
Transfers	(128,156,754)	(207,075,134)
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(5,453,801)	(1,244,492)
Write off (cost)
Write off (depreciation)
Capitalized interests	531,149	897,679
Depreciation
Conversion effect (depreciation)
Others increases (decreases)	1,367,787	17,290,371
Divestitures (cost)
Divestitures (depreciation)
Sub-Total	15,999,109	(38,181,700)
Book Value	136,972,993	120,973,884
Additions for business combinations (depreciation)
As of December	136,972,993	120,973,884
Furniture Accesories And Vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	37,673,931	31,755,393
Additions
Additions for business combinations (cost)		4,057,829
Additions for business combinations (depreciation)		(2,067,644)
Transfers	12,660,376	12,757,139
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(3,004,886)	(65,992)
Write off (cost)	(307,437)	(522,389)
Write off (depreciation)	295,490	498,166
Capitalized interests
Depreciation	(11,394,380)	(10,169,683)
Conversion effect (depreciation)	1,462,555	(80,968)
Others increases (decreases)	864,347	1,737,930
Divestitures (cost)	(4,097,792)	(2,292,147)
Divestitures (depreciation)	3,427,690	2,066,297
Sub-Total	(94,037)	5,918,538
Book Value	37,579,894	37,673,931
Additions for business combinations (depreciation)
As of December	37,579,894	37,673,931
Under Production Vines [Member]
IfrsStatementLineItems [Line Items]
As of January	35,019,487	26,468,441
Additions
Additions for business combinations (cost)
Additions for business combinations (depreciation)
Transfers		6,873,726
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(3,769,719)	(601,347)
Write off (cost)
Write off (depreciation)
Capitalized interests
Depreciation	(1,963,073)	(2,420,023)
Conversion effect (depreciation)	1,016,285	125,371
Others increases (decreases)	1,526,227	4,840,400
Divestitures (cost)	(1,687,771)	(1,429,284)
Divestitures (depreciation)	1,522,863	1,162,203
Sub-Total	(3,355,188)	8,551,046
Book Value	31,664,299	35,019,487
Additions for business combinations (depreciation)
As of December	31,664,299	35,019,487
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of January	2,912,463,922	2,393,284,223
As of December	2,836,387,377	2,912,463,922
Gross carrying amount [member] | Land Buildings And Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	1,068,381,138	861,973,319
As of December	1,041,576,869	1,068,381,138
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	1,079,935,259	829,082,360
As of December	1,034,319,521	1,079,935,259
Gross carrying amount [member] | Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
As of January	273,594,861	229,128,739
As of December	251,666,862	273,594,861
Gross carrying amount [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	194,175,897	167,059,351
As of December	193,893,180	194,175,897
Gross carrying amount [member] | Assets Under Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	120,973,884	159,155,584
As of December	136,972,993	120,973,884
Gross carrying amount [member] | Furniture Accesories And Vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	118,295,809	102,103,144
As of December	124,200,580	118,295,809
Gross carrying amount [member] | Under Production Vines [Member]
IfrsStatementLineItems [Line Items]
As of January	57,107,074	44,781,726
As of December	53,757,372	57,107,074
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of January	(1,389,755,473)	(1,119,296,528)
As of December	(1,376,174,525)	(1,389,755,473)
Accumulated depreciation and amortisation [member] | Land Buildings And Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	(409,303,033)	(300,791,958)
As of December	(405,741,732)	(409,303,033)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	(572,233,109)	(459,433,305)
As of December	(568,153,162)	(572,233,109)
Accumulated depreciation and amortisation [member] | Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
As of January	(175,665,204)	(156,131,652)
As of December	(168,465,724)	(175,665,204)
Accumulated depreciation and amortisation [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	(129,844,662)	(114,278,577)
As of December	(125,100,148)	(129,844,662)
Accumulated depreciation and amortisation [member] | Assets Under Contruction [Member]
IfrsStatementLineItems [Line Items]
As of January
As of December
Accumulated depreciation and amortisation [member] | Furniture Accesories And Vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	(80,621,878)	(70,347,751)
As of December	(86,620,686)	(80,621,878)
Accumulated depreciation and amortisation [member] | Under Production Vines [Member]
IfrsStatementLineItems [Line Items]
As of January	(22,087,587)	(18,313,285)
As of December	$ (22,093,073)	$ (22,087,587)